Earnings per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Basic EPS - Net income (loss)	$ 326.2	$ 344.1
Basic EPS - (in shares)	190,300,000	187,700,000
Basic EPS (in dollars per share)	$ 1.71	$ 1.83
Effect of dilutive securities - (in shares)	400,000	300,000
Diluted EPS - Net income (loss)	$ 326.2	$ 344.1
Diluted EPS - (in shares)	190,700,000	188,000,000
Diluted EPS (in dollars per share)	$ 1.71	$ 1.83
Securities excluded from computation of diluted EPS (in shares)		6,034
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	3,534	1,143
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	66,996	65,972